OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES
The components of other non-current liabilities are as follows:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Accounts payable and accrued liabilities	$540	$751
Derivative liability	160	22
Provisions	216	231
Loans and notes payables	—	—
Deferred revenue	2	7
Total other non-current liabilities	$918	$1,011